As filed with the Securities and Exchange Commission on December 2, 2003
                                     Investment Company Act file number 811-8312



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                         Institutional Daily Income Fund
               (Exact name of registrant as specified in charter)


                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: March 31st
                         ----------

Date of reporting period: September 30, 2003

Item 1: Report to Stockholders

--------------------------------------------------------------------------------

INSTITUTIONAL                               600 Fifth Avenue, New York, NY 10020
DAILY INCOME FUND                                                   212-830-5200

================================================================================






Dear Shareholder,



We are pleased to present the semi-annual report of Institutional Daily Income Fund for the period April 1, 2003 through September 30, 2003.

The Fund's Money Market Portfolio had 493 shareholders and net assets of $385,831,087 as of September 30, 2003. The U.S. Treasury Portfolio had 178 shareholders and net assets of $644,300,523 as of September 30, 2003.

We thank you for your support and look forward to continuing to serve your cash management needs.



Sincerely,





\s\Steven W. Duff



Steven W. Duff
President








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
SEPTEMBER 30, 2003
(UNAUDITED)
================================================================================


     Face                                                                       Maturity                         Value
    Amount                                                                        Date            Yield        (Note 1)
    ------                                                                        ----            -----         ------
Commercial Paper (17.09%)
------------------------------------------------------------------------------------------------------------------------------------
$   15,000,000  HBOS Treasury Services                                          11/21/03          1.08%    $   14,977,156
    15,000,000  Long Lane Master Trust IV - Series A (a)                        10/20/03          1.07         14,991,529
    20,000,000  Sigma Finance Corporation                                       11/18/03          1.07         19,971,467
    15,000,000  Special Purpose Accounts Receivable                             10/10/03          1.07         14,995,988
     1,000,000  Tennessee School Board Authority                                10/08/03          1.05          1,000,000
--------------                                                                                             --------------
    66,000,000  Total Commercial Paper                                                                         65,936,140
--------------                                                                                             --------------

Domestic Certificate of Deposit (2.59%)
------------------------------------------------------------------------------------------------------------------------------------
$   10,000,000  Harris Trust & Savings Bank                                     03/01/04          1.33%    $    9,999,793
--------------                                                                                             --------------
    10,000,000  Total Domestic Certificate of Deposit                                                           9,999,793
--------------                                                                                             --------------

Floating Rate Securities (20.57%)
------------------------------------------------------------------------------------------------------------------------------------
$   10,000,000  Abbey National PLC (b)                                          03/08/04          1.30%    $    9,999,568
     5,000,000  Caterpillar Financial Services Company (c)                      07/09/04          1.21          5,000,000
     7,885,000  CFM International Inc. (d)
                LOC General Electric Company                                    01/01/10          1.17          7,885,000
    15,000,000  Credit Agricole (e)                                             01/16/04          1.30         14,999,890
    15,000,000  Equitable Life Assurance Society with J.P. Morgan Chase (f)     03/22/04          1.16         15,000,000
     2,500,000  Erie County, NY IDA RB
                (Niagara-Maryland L.L.C. Project) - Series 2003 (g)
                LOC Manufacturers and Traders Bank & Trust Company              06/01/23          1.31          2,500,000
    10,000,000  Rabobank Nederland (h)                                          01/22/04          1.04         10,000,000
    10,000,000  Royal Bank of Canada (h)                                        01/28/04          1.04         10,000,000
     4,000,000  The Goldman Sachs Group, L.P. (i)                               10/12/04          1.36          4,000,000
--------------                                                                                             --------------
    79,385,000  Total Floating Rate Securities                                                                 79,384,458
--------------                                                                                             --------------

Foreign Commercial Paper (7.76%)
------------------------------------------------------------------------------------------------------------------------------------
$   15,000,000  Alliance & Leicester PLC                                        01/07/04          1.03%    $   14,957,942
     5,000,000  Banco Bilbao Vizcaya Argentaria S.A.                            10/22/03          1.06          4,996,908
    10,000,000  Banco Bilbao Vizcaya Argentaria S.A.                            10/30/03          1.10          9,991,139
--------------                                                                                             --------------
    30,000,000  Total Foreign Commercial Paper                                                                 29,945,989
--------------                                                                                             --------------

Letter of Credit Commercial Paper (9.03%)
------------------------------------------------------------------------------------------------------------------------------------
$   10,000,000  Banco Bradesco S.A.
                LOC Banco Santander                                             11/13/03          1.10%    $    9,986,861





--------------------------------------------------------------------------------
   The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================


     Face                                                                        Maturity                        Value
    Amount                                                                         Date           Yield        (Note 1)
    ------                                                                         ----           -----         ------
Letter of Credit Commercial Paper (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   15,000,000  Banco Cuscatlan S.A.
                LOC ING Bank NV                                                  04/05/04         1.08%    $   14,915,850
    10,000,000  Banco Rio de La Plata S.A.
                LOC Banco Santander                                              03/18/04         0.98          9,954,464
--------------                                                                                             --------------
    35,000,000  Total Letter of Credit Commercial Paper                                                        34,857,175
--------------                                                                                             --------------

Other Notes (2.05%)
------------------------------------------------------------------------------------------------------------------------------------
$    5,000,000  State of Mississippi Taxable GO
                (Mississippi Major Economic Impact)                              12/01/03         1.62%    $    5,000,035
     2,900,000  State of New York GO - Series 2000C
                LOC Dexia CLF                                                    08/05/04         1.40          2,900,000
--------------                                                                                             --------------
     7,900,000  Total Other Notes                                                                               7,900,035
--------------                                                                                             --------------

Repurchase Agreement (14.26%)
------------------------------------------------------------------------------------------------------------------------------------
$   55,000,000  J.P. Morgan Securities, Inc., Repurchase proceeds at maturity
                $55,001,528 (Collateralized by $65,470,355, GNMA,
                5.000% to 7.500%, due 07/15/07 to 06/15/38, value $56,102,275)   10/01/03         1.00%    $   55,000,000
--------------                                                                                             --------------
    55,000,000  Total Repurchase Agreement                                                                     55,000,000
--------------                                                                                             --------------

U.S. Government Agency Discount Note (2.58%)
------------------------------------------------------------------------------------------------------------------------------------
$   10,000,000  Federal National Mortgage Association                            02/18/04         1.12%    $    9,956,833
--------------                                                                                             --------------
    10,000,000  Total U.S. Government Agency Discount Note                                                      9,956,833
--------------                                                                                             --------------

Variable Rate Demand Instruments (17.28%)
------------------------------------------------------------------------------------------------------------------------------------
$    2,145,000  American Micro Products (j)
                LOC Firstar Bank                                                 10/01/08         1.18%    $    2,145,000
     1,950,000  Atlas Metal Investment Corporation (j)
                LOC Fifth Third Bank                                             10/01/20         1.15          1,950,000
       815,000  Austin Printing Co. & Klein Austin (j)
                LOC Bank One                                                     08/01/14         1.20            815,000
       975,000  Automated Packaging Systems (j)
                LOC National City Bank of Michigan/Illinois                      10/01/08         1.21            975,000
     1,045,000  Big Brothers Big Sisters (j)
                LOC Fifth Third Bank                                             12/01/20         1.15          1,045,000
     3,750,000  Briarwood Investments, L.L.C. (j)
                Collateralized by Federal Home Loan Bank                         04/01/23         1.18          3,750,000





--------------------------------------------------------------------------------
   The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
SEPTEMBER 30, 2003
(UNAUDITED)
================================================================================


     Face                                                                          Maturity                     Value
    Amount                                                                           Date          Yield      (Note 1)
    ------                                                                           ----          -----       ------
Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$      465,000  City of Colorado Springs (Goodwill Industries) - Series 1997B (j)
                LOC Bank One                                                       02/01/07        1.19%    $     465,000
     1,700,000  CJ Krehbiel Co. (j)
                LOC Fifth Third Bank                                               10/01/10        1.15         1,700,000
     2,865,000  D.E.D.E. Realty (j)
                LOC Fifth Third Bank                                               12/01/11        1.15         2,865,000
     2,435,000  Delta Capital L.L.C. - Series 1996B (j)
                LOC Huntington National Bank                                       10/01/26        1.35         2,435,000
     1,385,000  Dickenson Press, Inc. - Series 1997 (j)
                LOC Huntington National Bank                                       01/01/27        1.35         1,385,000
     1,365,000  First Metropolitan Title Company (j)
                LOC LaSalle National Bank                                          05/01/24        1.35         1,365,000
     1,790,000  Frank J. Catanzaro Sons and Daughters (j)
                LOC Firstar Bank                                                   01/01/15        1.18         1,790,000
     2,995,000  Governor's Village L.L.C. (j)
                LOC Fifth Third Bank                                               03/01/20        1.15         2,995,000
     4,085,000  Hunter's Square, Inc. Project - Series 1998 (j)
                LOC National City Bank of Michigan/Illinois                        10/01/16        1.20         4,085,000
     3,300,000  JPV Capital L.L.C. (j)
                LOC ABN AMRO Bank N.A.                                             12/01/39        1.19         3,300,000
       575,000  JRB Corporation Demand Note (j)
                LOC Fifth Third Bank                                               07/01/26        1.35           575,000
     1,900,000  Kissel Holdings L.L.C. (j)
                LOC Firstar Bank                                                   12/01/20        1.18         1,900,000
       790,000  Labelle Capital Funding - Series A (j)
                LOC National City Bank of Michigan/Illinois                        09/01/26        1.30           790,000
     2,000,000  Lauren Company, L.L.C. - Series 2003 (j)
                LOC Wells Fargo Bank, N.A.                                         07/01/33        1.25         2,000,000
       570,000  LRV Enterprises, L.L.C. (j)
                LOC First of America                                               09/01/21        1.20           570,000
     1,800,000  Mayfair Village Retirement Center, Inc., KY - Series 1995 (j)
                LOC PNC Bank, N.A.                                                 05/15/09        1.17         1,800,000
     3,855,000  Michigan State Strategic Fund (Detroit Symphony) - Series B (k)
                LOC ABN AMRO Bank N.A.                                             06/01/31        1.20         3,855,000


--------------------------------------------------------------------------------
   The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================


     Face                                                                       Maturity                        Value
    Amount                                                                        Date            Yield       (Note 1)
    ------                                                                        ----            -----        ------
Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$      830,000  Mississippi Business Finance Corporation IDRB
                (Abtco, Inc. Project) - Series 1997B (j)
                LOC Bank One                                                    06/01/10          1.15%    $      830,000
     3,650,000  Mississippi Business Finance Corporation IDRB
                (Abtco, Inc. Project) - Series 1997B (j)
                LOC First Union National Bank                                   04/01/22          1.19          3,650,000
     2,755,000  Mount Caramel West Medical Office Building (j)
                LOC National City Bank of Michigan/Illinois                     08/01/19          1.20          2,755,000
     1,800,000  Pennsylvania EDFA Taxable Development RB
                (West 914 Incorporation Project) - Series 1991A (j)
                LOC PNC Bank, N.A.                                              05/01/21          1.17          1,800,000
     1,120,000  Shepherd Capital, L.L.C. (j)
                LOC First of America                                            09/15/47          1.24          1,120,000
     3,225,000  St. Ann's Medical Office Building (j)
                LOC National City Bank of Michigan/Illinois                     11/01/19          1.20          3,225,000
     1,740,000  Trendway Corporation (j)
                LOC ABN AMRO Bank N.A.                                          12/01/26          1.35          1,740,000
     4,572,000  Washington State HFC (k)
                LOC Wells Fargo Bank, N.A.                                      01/01/30          1.18          4,572,000
     2,405,000  Wholesome Group (j)
                LOC Fifth Third Bank                                            10/01/20          1.15          2,405,000
--------------                                                                                             --------------
    66,652,000  Total Variable Rate Demand Instruments                                                         66,652,000
--------------                                                                                             --------------

Yankee Certificates of Deposit (6.48%)
------------------------------------------------------------------------------------------------------------------------------------
$    5,000,000  Abbey National PLC                                              10/21/03          1.90%    $    5,000,027
    10,000,000  Toronto Dominion                                                11/12/03          1.51         10,000,000
     5,000,000  Toronto Dominion                                                11/25/03          1.59          5,000,000
     5,000,000  Union Bank of Switzerland                                       03/15/04          1.11          4,999,718
--------------                                                                                             --------------
    25,000,000  Total Yankee Certificates of Deposit                                                           24,999,745
--------------                                                                                             --------------
                Total Investments (99.69%) (Cost $384,632,168+)                                               384,632,168
                Cash and other assets, net of liabilities (0.31%)                                               1,198,919
                                                                                                           --------------
                Net Assets (100.00%)                                                                       $  385,831,087
                                                                                                           ==============
                Net Asset Value, offering and redemption price per share:
                Class A Shares,   96,377,534 shares outstanding (Note 3)                                   $         1.00
                                                                                                           ==============
                Class B Shares,  162,568,727 shares outstanding (Note 3)                                   $         1.00
                                                                                                           ==============
                Pinnacle Shares, 126,885,067 shares outstanding (Note 3)                                   $         1.00
                                                                                                           ==============

                +   Aggregate cost for federal income tax purposes is identical.



--------------------------------------------------------------------------------
   The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
SEPTEMBER 30, 2003
(UNAUDITED)
================================================================================



FOOTNOTES:

(a)  Guaranteed by Fleet Bank through Swap agreement.

(b)  The interest rate is adjusted daily based upon Prime minus 2.96%.

(c) The interest rate is adjusted quarterly based upon three month LIBOR plus 0.10%.

(d) The interest rate is adjusted weekly based upon average of prior week one month LIBOR plus 0.05%; weekly put at par.

(e)  The interest rate is adjusted daily based upon Prime minus 2.9525%.

(f)  The  interest  rate is  adjusted  monthly  based upon one month  LIBOR plus
     0.04%.

(g) Securities payable on demand at par including accrued interest (with seven days notice). Interest rate is adjusted weekly based upon one month LIBOR plus 0.25%.

(h)  The interest rate is adjusted daily based upon Prime minus 2.9575%.

(i) The interest rate is adjusted quarterly based upon three month LIBOR plus 0.25%.

(j) Securities payable on demand at par including accrued interest (with seven days notice). Interest rate is adjusted weekly.

(k) Securities payable on demand at par including accrued interest (with one day notice). Interest rate is adjusted daily.


KEY:
     EDFA       =   Economic Development Finance Authority     IDA         =    Industrial Development Authority
     GNMA       =   Government National Mortgage Association   IDRB        =    Industrial Development Revenue Bond
     GO         =   General Obligation                         LOC         =    Letter of Credit
     HFC        =   Housing Finance Commission                 RB          =    Revenue Bond









--------------------------------------------------------------------------------
   The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
STATEMENT OF NET ASSETS
SEPTEMBER 30, 2003
(UNAUDITED)
================================================================================


     Face                                                                             Maturity                      Value
    Amount                                                                              Date          Yield       (Note 1)
    ------                                                                              ----          -----        ------
Repurchase Agreements, Overnight (48.73%)
------------------------------------------------------------------------------------------------------------------------------------
$   90,000,000  Bank of America, Repurchase proceeds at maturity $90,002,350
                (Collateralized by $92,126,000, U.S. Treasury Bills, 0.000%,
                due 10/02/03 to 03/25/04, value $91,800,533)                          10/01/03        0.94%    $   90,000,000
    55,000,000  Bear, Stearns & Co., Repurchase proceeds at maturity $55,001,665
                (Collateralized by $83,380,075, GNMA, 4.500% to 7.500%,
                due 07/15/17 to 09/15/33, value $56,100,512)                          10/01/03        1.09         55,000,000
    79,000,000  J.P. Morgan Securities, Inc., Repurchase proceeds at maturity
                $79,002,085 (Collateralized by $79,050,000, U.S. Treasury Notes,
                3.250% to 4.250%, due 05/31/04 to 08/15/13, value $80,584,051)        10/01/03        0.95         79,000,000
    90,000,000  UBS Paine Webber, Repurchase proceeds at maturity $90,002,375
                (Collateralized by $71,150,000, U.S. Treasury Bond, 7.250%,
                due 05/15/16, value $91,806,093)                                      10/01/03        0.95         90,000,000
--------------                                                                                                 --------------
   314,000,000  Total Repurchase Agreements                                                                       314,000,000
--------------                                                                                                 --------------

U.S. Government Obligations (50.72%)
------------------------------------------------------------------------------------------------------------------------------------
$  145,000,000  U.S. Treasury Bills                                                   10/02/03        0.77%    $  144,996,898
    25,000,000  U.S. Treasury Bills                                                   02/19/04        1.03         24,900,125
    20,000,000  U.S. Treasury Notes, 4.25%                                            11/15/03        1.76         20,059,988
    35,000,000  U.S. Treasury Notes, 3.00%                                            01/31/04        1.28         35,192,265
    25,000,000  U.S. Treasury Notes, 3.38%                                            04/30/04        1.26         25,301,038
    25,000,000  U.S. Treasury Notes, 3.25%                                            05/31/04        1.18         25,337,774
    40,000,000  U.S. Treasury Notes, 2.88%                                            06/30/04        1.01         40,547,942
    10,000,000  U.S. Treasury Notes, 6.00%                                            08/15/04        1.07         10,424,805
--------------                                                                                                 --------------
   325,000,000  Total U.S. Government Obligations                                                                 326,760,835
--------------                                                                                                 --------------
                Total Investments (99.45%) (Cost $640,760,835+)                                                   640,760,835
                Cash and other assets, net of liabilities (0.55%)                                                   3,539,688
                                                                                                               --------------
                Net Assets (100.00%)                                                                           $  644,300,523
                                                                                                               ==============
                Net Asset Value, offering and redemption price per share:
                Class A Shares, 202,646,471 shares outstanding (Note 3)                                        $         1.00
                                                                                                               ==============
                Class B Shares, 412,649,879 shares outstanding (Note 3)                                        $         1.00
                                                                                                               ==============
                Pinnacle Shares, 29,004,173 shares outstanding (Note 3)                                        $         1.00
                                                                                                               ==============

                +   Aggregate cost for federal income tax purposes is identical.
KEY:
GNMA     =      Government National Mortgage Association



--------------------------------------------------------------------------------
   The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2003
(UNAUDITED)
================================================================================

                                                                     Money Market               U.S. Treasury
                                                                       Portfolio                   Portfolio
                                                                  ------------------          -----------------
INVESTMENT INCOME
Income:
    Interest...................................................   $        2,339,555          $       4,711,988
                                                                  ------------------          -----------------
Expenses: (Note 2)
    Investment management fee..................................              226,355                    484,695
    Administration fee.........................................               94,315                    201,956
    Shareholder servicing fee (Class A shares).................              127,623                    298,121
    Custodian expenses.........................................               11,587                     28,574
    Shareholder servicing and related shareholder expenses+....               27,278                     94,134
    Legal, compliance and filing fees..........................               60,227                     64,993
    Audit and accounting.......................................               66,363                     80,794
    Trustees' fees ............................................                7,843                      6,343
    Other......................................................                8,025                     14,509
                                                                  ------------------          -----------------
        Total expenses.........................................              629,616                  1,274,119
        Less: Fees waived (Note 2).............................   (          113,178)         (         161,565)
              Expense paid indirectly (Note 2).................   (            1,347)         (           6,608)
                                                                  ------------------          -----------------
        Net expenses...........................................              515,091                  1,105,946
                                                                  ------------------          -----------------
Net investment income..........................................            1,824,464                  3,606,042

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments........................   (              241)                       632
                                                                  ------------------          -----------------
Increase in net assets from operations.........................   $        1,824,223          $       3,606,674
                                                                  ==================          =================


+ Includes class specific transfer agency expenses of $10,197 for Money Market Portfolio Class A Shares and $23,813, $53,938 and $2,938 for U.S. Treasury Portfolio Class A, Class B and Pinnacle Shares, respectively.






--------------------------------------------------------------------------------
   The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

                                                   Money Market Portfolio                        U.S. Treasury Portfolio
                                            ------------------------------------          ------------------------------------
                                           Six Months Ended            Year              Six Months Ended            Year
                                          September 30, 2003          Ended             September 30, 2003          Ended
                                             (Unaudited)          March 31, 2003           (Unaudited)          March 31, 2003
                                              ---------           --------------            ---------           --------------
INCREASE (DECREASE)
  IN NET ASSETS

Operations:
 Net investment income...................   $   1,824,464         $    5,538,384          $    3,606,042       $    7,945,380
 Net realized (loss) gain on investments.   (         241)                 5,746                     632              -0-
                                            -------------         --------------          --------------       --------------
 Increase in net assets from operations..       1,824,223              5,544,130               3,606,674            7,945,380
Dividends to shareholders:
 Net investment income
   Class A shares........................   (     392,539)        (    1,204,233)         (      871,829)      (    3,441,338)
   Class B shares........................   (     803,071)        (    2,147,197)         (    2,591,848)      (    4,151,292)
   Pinnacle shares.......................   (     628,854)        (    2,186,954)         (      142,365)      (      352,750)

 Net realized gain on investments
   Class A shares........................         -0-             (        1,151)         (          196)             -0-
   Class B shares........................         -0-             (        2,047)         (          414)             -0-
   Pinnacle shares.......................         -0-             (        2,090)         (           22)             -0-
Fund share transactions (Note 3):
   Class A shares........................   (  17,959,867)            46,877,884          (   73,527,683)          22,225,808
   Class B shares........................      29,731,861              9,569,912              28,973,306           34,975,821
   Pinnacle shares.......................   (   3,249,443)        (   23,047,632)              3,477,754            7,655,457
                                            -------------         --------------          --------------       --------------
   Total increase (decrease).............       8,522,310             33,400,622          (   41,076,623)          64,857,086
Net assets:
   Beginning of period...................     377,308,777            343,908,155             685,377,146          620,520,060
                                            -------------         --------------          --------------       --------------
   End of period.........................   $ 385,831,087         $  377,308,777           $ 644,300,523       $  685,377,146
                                            =============         ==============          ==============       ==============









--------------------------------------------------------------------------------
   The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================

1. Summary of Accounting Policies.

Institutional Daily Income Fund (the Fund) is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund offers investors three managed portfolios of money market instruments: U.S. Treasury Portfolio, Money Market Portfolio and Municipal Portfolio. Presently only the Money Market Portfolio and U.S. Treasury Portfolio have been activated. Each Portfolio has three classes of stock authorized, Class A, Class B and Pinnacle shares. The Class A shares of each Portfolio are subject to a service fee pursuant to each Portfolio's distribution and service plan. The Class B and Pinnacle shares are not subject to a service fee. Additionally, each Portfolio may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. In all other respects, all share classes represent the same interest in the income and assets of each respective Portfolio. The distribution of the Pinnacle shares commenced on July 29, 1999.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows.


     a) Valuation of Securities -

     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

     b) Federal Income Taxes -

     It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -

     Dividends from investment income (including net realized short-term capital gains) are declared daily, paid monthly and taxable as ordinary income. Capital gains distributions if any, will be made at least annually and in no event later than sixty days after the end of the Fund's fiscal year.

     d) Use of Estimates -

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -

     Securities transactions are recorded on a trade date basis. Interest income is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, each Portfolio pays an investment management fee to Reich & Tang Asset Management, LLC (the Manager) at the annual rate of .12% of the Portfolio's average daily net assets.

Pursuant to an Administrative Services Contract each Portfolio pays to the Manager an annual fee of .05% of the Portfolio's average daily net assets.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement (with respect to the Class A shares of the Fund only). For its services under the Shareholder Servicing Agreement, the Distributor receives from each Portfolio a service fee equal to .25% per annum of each Portfolio's average daily net assets with respect only to the Class A shares.


During the period ended September 30, 2003, the Manager voluntarily waived investment management fees of $75,452 for the Money Market Portfolio.

During the period ended September 30, 2003, the Manager voluntarily waived administration fees of $37,726 and $161,565 for the Money Market Portfolio and the U.S. Treasury Portfolio, respectively.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $5,000 per annum plus $1,000 per meeting attended.

Included in the statements of operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $10,207 and $80,722 for the Money Market Portfolio and the U.S Treasury Portfolio, respectively, paid to Reich & Tang Services, Inc., an affiliate of the Manager, as shareholder servicing agent for the Fund. Also included under the same caption are expense offsets of $1,347 and $899 for the Money Market Portfolio and the U.S. Treasury Portfolio, respectively.

Included in the statement of operations under the caption "Custodian Expenses" are expense offsets of $5,709 for the U.S. Treasury Portfolio.











--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================
3. Transactions in Shares of Beneficial Interest.

At September 30, 2003 an unlimited number of shares of beneficial interest were authorized and capital paid in for the Money Market Portfolio and the U.S. Treasury Portfolio amounted to $385,831,328 and $644,300,523, respectively. Transactions in shares of beneficial interest, all at $1.00 per share, were as follows:

                                             Money Market Portfolio                      U.S. Treasury Portfolio
                                     -------------------------------------        -------------------------------------
                                     Six Months Ended                             Six Months Ended
                                    September 30, 2003        Year Ended         September 30, 2003        Year Ended
Class A Shares                         (Unaudited)          March 31, 2003           (Unaudited)         March 31, 2003
--------------                          ---------           --------------            ---------          --------------
Sold................................  $  754,232,500        $  849,235,563        $  430,888,186        $  789,964,832
Issued on reinvestment of dividends.         386,810             1,186,423               347,332             1,348,489
Redeemed............................  (  772,579,177)       (  803,544,102)       (  504,763,201)       (  769,087,513)
                                       -------------         -------------         -------------         -------------
Net (decrease) increase.............  (   17,959,867)           46,877,884        (   73,527,683)           22,225,808
                                      ==============         =============        ==============         =============

Class B Shares
--------------
Sold................................  $  888,504,325        $  787,809,778        $  618,197,980        $  808,280,872
Issued on reinvestment of dividends.         811,274             2,032,859               359,756               915,160
Redeemed............................  (  859,583,738)       (  780,272,725)       (  589,584,430)       (  774,220,211)
                                       -------------         -------------         -------------         -------------
Net increase........................      29,731,861             9,569,912            28,973,306            34,975,821
                                      ==============         =============         =============        ==============

Pinnacle Shares
---------------
Sold................................  $   53,763,552        $  156,237,214        $   26,845,550        $   50,389,640
Issued on reinvestment of dividends.         628,821             2,188,836               142,381               352,720
Redeemed............................  (   57,641,816)       (  181,473,682)       (   23,510,177)       (   43,086,903)
                                       -------------         -------------         -------------         -------------
Net (decrease) increase.............  (    3,249,443)       (   23,047,632)            3,477,754             7,655,457
                                       =============        ==============        ==============         =============

4. Tax Information

The tax character of all distributions paid by the Portfolios during the years ended March 31, 2003 and 2002 were ordinary income.


At March 31, 2003, the Money Market Portfolio and U.S. Treasury Portfolio had undistributed income of $22,796 and $233,720 respectively, for income tax purposes included in dividend payable.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
4. Financial Highlights.

                                                                              Money Market Portfolio
                                                -------------------------------------------------------------------------------
Class A Shares                                  Six Months Ended                    For the Year Ended March 31,
--------------                                 September 30, 2003  ------------------------------------------------------------
                                                  (Unaudited)         2003         2002         2001         2000        1999
                                                   ---------       ---------    ---------     --------     --------    --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period............   $  1.00         $  1.00      $   1.00      $  1.00      $  1.00     $  1.00
                                                   ---------       ---------    ---------     --------     --------    --------
Income from investment operations:
   Net investment income........................      0.004           0.013         0.028        0.060        0.051       0.050
Less distributions:
   Dividends from net investment income.........   (  0.004)       (  0.013)    (   0.028)    (  0.060)    (  0.051)   (  0.050)
                                                    -------         -------      --------      -------      -------     -------
Net asset value, end of period..................   $  1.00         $  1.00      $   1.00      $  1.00      $  1.00     $  1.00
                                                   =========       =========    =========     ========     ========    ========
Total Return....................................      0.39%(a)        1.33%         2.85%        6.16%        5.17%       5.12%
Ratios/Supplemental Data
Net assets, end of period (000).................   $  96,377       $ 114,337    $   67,459    $1,101,858   $ 764,608   $ 282,258
Ratios to average net assets:
   Expenses(c) (net of fees waived)                   0.47%(b)        0.47%         0.45%        0.45%        0.45%       0.45%
   Net investment income........................      0.77%(b)        1.32%         3.39%        5.96%        5.21%       4.93%
   Management and administration fees waived....      0.06%(b)        0.06%         0.02%        0.02%        0.03%       0.05%
   Expenses paid indirectly.....................      0.00%(b)        0.00%         0.00%        0.00%        0.00%       0.00%

(a)      Not annualized
(b)      Annualized
(c)      Includes expenses paid indirectly








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
4. Financial Highlights. (Continued)

                                                                              Money Market Portfolio
                                                -------------------------------------------------------------------------------
Class B Shares                                  Six Months Ended                    For the Year Ended March 31,
--------------                                 September 30, 2003  ------------------------------------------------------------
                                                  (Unaudited)         2003         2002         2001         2000        1999
                                                   ---------       ---------    ---------     --------     --------    --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period............   $  1.00         $  1.00      $  1.00       $  1.00      $  1.00     $  1.00
                                                   ---------       ---------    ---------     --------     --------    --------
Income from investment operations:
   Net investment income........................      0.005           0.016        0.031         0.062        0.053       0.053
Less distributions:
   Dividends from net investment income.........   (  0.005)       (  0.016)    (  0.031)     (  0.062)    (  0.053)   (  0.053)
                                                    -------         -------      -------       -------      -------     -------
Net asset value, end of period..................   $  1.00         $  1.00      $  1.00       $  1.00      $  1.00     $  1.00
                                                   =========       =========    =========     ========     ========    ========
Total Return....................................      0.52%(a)        1.61%        3.12%         6.42%        5.43%       5.38%
Ratios/Supplemental Data
Net assets, end of period (000).................   $ 162,569       $ 132,837    $ 123,267     $ 211,725    $ 354,549   $ 221,119
Ratios to average net assets:
   Expenses(c) (net of fees waived)                   0.20%(b)        0.20%        0.20%         0.20%        0.20%       0.20%
   Net investment income........................      1.04%(b)        1.60%        3.15%         6.20%        5.36%       5.27%
   Management and administration fees waived....      0.06%(b)        0.06%        0.02%         0.02%        0.03%       0.05%
   Expenses paid indirectly.....................      0.00%(b)        0.00%        0.00%         0.00%        0.00%       0.00%

(a)      Not annualized
(b)      Annualized
(c)      Includes expenses paid indirectly






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
4. Financial Highlights. (Continued)

                                                                              Money Market Portfolio
                                            -------------------------------------------------------------------------------
                                             Six Months Ended                                          July 29,1999
Pinnacle Shares                             September 30, 2003    For the Year Ended March 31,   (Commencement of Sales) to
---------------                                                  ------------------------------
                                               (Unaudited)         2003       2002       2001         March 31, 2000
                                                ---------        --------   --------   --------       --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period..         $  1.00           $  1.00    $  1.00    $  1.00          $  1.00
                                               --------          --------   --------   --------         --------
Income from investment operations:
  Net investment income...............            0.005             0.016      0.031      0.062            0.038
Less distributions:
  Dividends from net investment income         (  0.005)         (  0.016)  (  0.031)  (  0.062)        (  0.038)
                                                -------           -------    -------    -------          -------
Net asset value, end of period........         $  1.00           $  1.00    $  1.00    $  1.00          $  1.00
                                               ========          ========   ========   ========         ========
Total Return..........................            0.52%(a)          1.61%      3.12%      6.42%            3.80%(a)
Ratios/Supplemental Data
Net assets, end of period (000).......         $ 126,885         $ 130,135  $ 153,182  $ 128,777        $ 144,632
Ratios to average net assets:
  Expenses(c) (net of fees waived)....            0.20%(b)          0.20%      0.20%      0.20%            0.20%(b)
  Net investment income...............            1.04%(b)          1.60%      3.15%      6.20%            5.36%(b)
  Management and administration fees waived       0.06%(b)          0.06%      0.02%      0.02%            0.03%(b)
  Expenses paid indirectly............            0.00%(b)          0.00%      0.00%      0.00%            0.00%(b)


(a)      Not annualized
(b)      Annualized
(c)      Includes expenses paid indirectly











--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================
4. Financial Highlights. (Continued)

                                                                              U.S. Treasury Portfolio
                                                -------------------------------------------------------------------------------
Class A Shares                                  Six Months Ended                    For the Year Ended March 31,
--------------                                 September 30, 2003  ------------------------------------------------------------
                                                  (Unaudited)         2003         2002         2001         2000        1999
                                                   ---------       ---------    ---------     --------     --------    --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period............   $  1.00         $  1.00      $  1.00       $  1.00      $  1.00     $  1.00
                                                   ---------       ---------    ---------     --------     --------    --------
Income from investment operations:
   Net investment income........................      0.004           0.013        0.028         0.057        0.048       0.048
Less distributions:
   Dividends from net investment income.........   (  0.004)       (  0.013)    (  0.028)     (  0.057)    (  0.048)   (  0.048)
                                                    -------         -------      -------       -------      -------     -------
Net asset value, end of period..................   $  1.00         $  1.00      $  1.00       $  1.00      $  1.00     $  1.00
                                                   =========       =========    =========     ========     ========    ========
Total Return....................................      0.36%(a)        1.28%        2.86%         5.88%        4.82%       4.86%
Ratios/Supplemental Data
Net assets, end of period (000).................   $ 202,647       $ 276,174    $ 253,948     $ 579,869    $ 658,396   $ 721,197
Ratios to average net assets:
   Expenses(c) (net of fees waived).............      0.45%(b)        0.45%        0.45%         0.46%        0.45%       0.45%
   Net investment income........................      0.73%(b)        1.28%        3.12%         5.68%        4.73%       4.71%
   Management and administration fees waived....      0.04%(b)        0.03%        0.02%         0.02%        0.02%       0.04%
   Expenses paid indirectly.....................      0.00%(b)        0.00%        0.00%         0.01%        0.00%       0.00%

(a)      Not annualized
(b)      Annualized
(c)      Includes expenses paid indirectly














--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================
4. Financial Highlights. (Continued)

                                                                              U.S. Treasury Portfolio
                                                -------------------------------------------------------------------------------
Class B Shares                                  Six Months Ended                    For the Year Ended March 31,
--------------                                 September 30, 2003  ------------------------------------------------------------
                                                  (Unaudited)         2003         2002         2001         2000        1999
                                                   ---------       ---------    ---------     --------     --------    --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period............   $  1.00         $  1.00      $  1.00       $  1.00      $  1.00     $  1.00
                                                   ---------       ---------    ---------     --------     --------    --------
Income from investment operations:
   Net investment income.......................       0.005           0.015        0.031         0.060        0.050       0.050
Less distributions:
   Dividends from net investment income.........   (  0.005)       (  0.015)    (  0.031)     (  0.060)    (  0.050)   (  0.050)
                                                    -------         -------      -------       -------      -------     -------
Net asset value, end of period..................   $  1.00         $  1.00      $  1.00       $  1.00      $  1.00     $  1.00
                                                   =========       =========    =========     ========     ========    ========
Total Return....................................      0.49%(a)        1.53%        3.12%         6.14%        5.08%       5.12%
Ratios/Supplemental Data
Net assets, end of period (000).................   $ 412,650       $ 383,677    $ 348,701     $ 151,356    $  37,987   $  79,793
Ratios to average net assets:
   Expenses(c) (net of fees waived).............      0.20%(b)        0.20%        0.21%         0.21%        0.20%       0.20%
   Net investment income........................      0.96%(b)        1.51%        2.66%         5.89%        4.97%       4.73%
   Management and administration fees waived....      0.04%(b)        0.03%        0.02%         0.02%        0.02%       0.04%
   Expenses paid indirectly.....................      0.00%(b)        0.00%        0.00%         0.01%        0.00%       0.00%

(a)      Not annualized
(b)      Annualized
(c)      Includes expenses paid indirectly











--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
4. Financial Highlights. (Continued)

                                                                  U.S. Treasury Portfolio
                                            -------------------------------------------------------------------------------
                                             Six Months Ended                                          July 29,1999
Pinnacle Shares                             September 30, 2003    For the Year Ended March 31,   (Commencement of Sales) to
---------------                                                  ------------------------------
                                               (Unaudited)         2003       2002       2001         March 31, 2000
                                                ---------        --------   --------   --------       --------------

Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period..         $  1.00           $  1.00    $  1.00    $  1.00          $  1.00
                                               --------          --------   --------   --------         --------
Income from investment operations:
  Net investment income...............            0.005             0.015      0.031      0.060            0.035
Less distributions:
  Dividends from net investment income         (  0.005)         (  0.015)  (  0.031)  (  0.060)        (  0.035)
                                                -------           -------    -------    -------          -------
Net asset value, end of period........         $  1.00           $  1.00    $  1.00    $  1.00          $  1.00
                                               ========          ========   ========   ========         ========
Total Return..........................            0.49%(a)          1.53%      3.12%      6.14%            3.53%(a)
Ratios/Supplemental Data
Net assets, end of period (000).......         $  29,004         $  25,526  $  17,871  $  20,724        $  18,450
Ratios to average net assets:
  Expenses(c) (net of fees waived)....            0.20%(b)          0.20%      0.20%      0.21%            0.20%(b)
  Net investment income...............            0.96%(b)          1.51%      2.66%      5.89%            4.97%(b)
  Management and administration fees waived       0.04%(b)          0.03%      0.02%      0.02%            0.02%(b)
  Expenses paid indirectly............            0.00%(b)          0.00%      0.00%      0.01%            0.00%(b)


(a)      Not annualized
(b)      Annualized
(c)      Includes expenses paid indirectly




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================

                                                   Trustees and Officers Information
                                                          September 30, 2003+

----------------------- -------------- -------------- ---------------------------- ---------------------- ---------------
                                                                                   Number of Portfolios       Other
                         Position(s)      Term of       Principal Occupation(s)             in            Directorships
   Name, Address*,        Held with       Office              During Past              Fund Complex          held by
       and Age              Fund       and Length of            5 Years            Overseen by Trustees      Director
                                        Time Served                                     or Officer
----------------------- -------------- -------------- ---------------------------- ---------------------- ---------------
Disinterested Trustee:
----------------------- -------------------- -------- ---------------------------- ---------------------- ---------------
Dr. W. Giles Mellon,       Trustee         1994       Professor Emeritus of        Director/Trustee of         N/A
Age 72                                                Business Administration in   nine other portfolios
                                                      the Graduate School of
                                                      Management, Rutgers
                                                      University with which he
                                                      has been associated since
                                                      1966.
----------------------- -------------- -------------- ---------------------------- ---------------------- ---------------
Robert Straniere,          Trustee         1994       Owner, Straniere Law Firm    Director/Trustee of      WPG Funds
Esq., Age 62                                          since 1980, New York State   nine other portfolios      Group
                                                      Assemblyman since 1981 and
                                                      counsel at Fisher, Fisher &
                                                      Berger since 1955.
----------------------- -------------- -------------- ---------------------------- ---------------------- ---------------
Dr. Yung Wong,             Trustee         1994       Managing Director of         Director/Trustee of         N/A
Age 64                                                Abacus Associates, an        nine other portfolios
                                                      investment firm, since 1996.
----------------------- -------------- -------------- ---------------------------- ---------------------- ---------------
Interested Trustees/
Officers:
----------------------- -------------- -------------- ---------------------------- ---------------------- ---------------
Steven W. Duff,         President          1994       Manager and President of     Director/Trustee            N/A
Age 49                  and Trustee**                 Reich & Tang Asset           and/or Officer of
                                                      Management, LLC ("RTAM,      fourteen other
                                                      LLC"), a registered          portfolios
                                                      Investment Advisor.
----------------------- -------------- -------------- ---------------------------- ---------------------- ---------------
Richard De Sanctis,     Treasurer          1994       Executive Vice President,    Officer of fourteen         N/A
Age 47                  and                           CFO of RTAM, LLC.            other portfolios
                        Assistant
                        Secretary
----------------------- -------------- -------------- ---------------------------- ---------------------- ---------------
Molly Flewharty,        Vice               1994       Senior Vice President of     Officer of fourteen         N/A
Age 52                  President                     RTAM, LLC.                   other portfolios
----------------------- -------------- -------------- ---------------------------- ---------------------- ---------------
Rosanne Holtzer,        Secretary          1998       Senior Vice President of     Officer of fourteen         N/A
Age 39                  and                           RTAM, LLC.                   other portfolios
                        Assistant
                        Treasurer
----------------------- -------------- -------------- ---------------------------- ---------------------- ---------------
Dana E. Messina,        Vice               1994       Executive Vice President     Officer of eleven           N/A
Age 47                  President                     of RTAM, LLC.                other portfolios
----------------------- -------------- -------------- ---------------------------- ---------------------- ---------------

+ The Statement of Additional Information includes additional information about Institutional Daily Income Fund (the "Fund") trustees and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

* The address for each of the above trustees/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

** Steven W. Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment advisor.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------












INSTITUTIONAL
DAILY
INCOME FUND























                               Semi-Annual Report
                               September 30, 2003
                                   (Unaudited)


















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





-----------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------


Institutional Daily Income Fund
     600 Fifth Avenue
     New York, New York 10020

Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020

Custodian
     The Bank of New York
     100 Church Street, 10th Floor
     New York, New York 10286

Transfer Agent &
  Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020



















IDI9/03S

--------------------------------------------------------------------------------

Item 2:    Code of Ethics

Not applicable at this time.

Item 3:    Audit Committee Financial Expert

Not applicable at this time.

Item 4:    Principal Accountant Fees and Services

Not applicable at this time.

Item 5:    Audit Committee of Listed Registrants

Not applicable.

Item 6:    Reserved

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8:    Reserved

Item 9:    Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 10:   Exhibits

(a)(1)   Not applicable at this time.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002, and 18 U.S.C. ss.1350.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Institutional Daily Income Fund

By (Signature and Title)*    /s/Rosanne Holtzer,
                                Rosanne Holtzer, Secretary


Date: December 2, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature  and Title)*  /s/Steven W. Duff
                               Steven W. Duff, Chief  Executive  Officer


Date:  December  2, 2003

By  (Signature  and  Title)* /s/Richard  DeSanctis
                                Richard DeSanctis, Chief Financial Officer


Date: December 2,  2003

* Print the name and title of each signing officer under his or her signature.